Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment
Advances on new building contracts	$ 45,637	$ 52,184
Total assets	3,144,729	2,842,626
Liabilities and Deficit
Accrued liabilities	82,488	88,538
Current portion of long-term debt (note 8)	229,365	152,096
Advances from affiliates	39,678	67,390
Long-term debt (note 8)	1,799,711	1,565,044
Total liabilities	2,621,689	2,072,452
Total liabilities and total equity	3,144,729	2,842,626
Peary Spirit LLC [Member]
Vessels and equipment
Advances on new building contracts		52,195
Other assets		1,486
Total assets		53,681
Liabilities and Deficit
Accrued liabilities		56
Current portion of long-term debt (note 8)		1,037
Advances from affiliates		28,760
Long-term debt (note 8)		23,843
Total liabilities		53,696
Total deficit		(15)
Total liabilities and total equity		$ 53,681